Loans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Wholesale Real Estate Loans
Retained	$ 685,498	$ 627,218	$ 728,915
Wholesale [Member] | Commercial and industrial [Member]
Wholesale Real Estate Loans
Retained	66,576	68,241
Wholesale Impaired Loans
With an allowance	1,512	2,171
Without an allowance	157	89
Total impaired loans	1,669	2,260
Allowance for loan losses related to impaired loans	435	454
Unpaid principal balance of impaired loans	2,453	3,042
Average impaired loans and related interest income
Impaired loans (average)	1,655	1,767	337
Wholesale [Member] | Real estate[Member]
Wholesale Real Estate Loans
Retained	53,635	57,195
Criticized exposure	8,706	10,747
% of criticized to total real estate retained loans	16.23%	18.79%
Criticized nonaccrual	2,937	2,888
% of criticized nonaccrual loans to total real estate retained loans	5.48%	5.05%
Wholesale Impaired Loans
With an allowance	2,510	2,998
Without an allowance	445	363
Total impaired loans	2,995	3,361
Allowance for loan losses related to impaired loans	825	1,212
Unpaid principal balance of impaired loans	3,487	3,649
Average impaired loans and related interest income
Impaired loans (average)	3,101	2,420	389
Wholesale [Member] | Multi-family [Member]
Wholesale Real Estate Loans
Retained	30,604	31,077
Criticized exposure	3,798	3,942
% of criticized to total real estate retained loans	12.41%	12.68%
Criticized nonaccrual	1,016	1,109
% of criticized nonaccrual loans to total real estate retained loans	3.32%	3.57%
Wholesale [Member] | Commercial lessors [Member]
Wholesale Real Estate Loans
Retained	15,796	15,170
Criticized exposure	3,593	3,855
% of criticized to total real estate retained loans	22.75%	25.41%
Criticized nonaccrual	1,549	687
% of criticized nonaccrual loans to total real estate retained loans	9.81%	4.53%
Wholesale [Member] | Commercial construction and development [Member]
Wholesale Real Estate Loans
Retained	3,395	4,599
Criticized exposure	619	1,359
% of criticized to total real estate retained loans	18.23%	29.55%
Criticized nonaccrual	174	313
% of criticized nonaccrual loans to total real estate retained loans	5.13%	6.81%
Wholesale [Member] | Wholesale Realestate Others [Member]
Wholesale Real Estate Loans
Retained	3,840	6,349
Criticized exposure	696	1,591
% of criticized to total real estate retained loans	18.13%	25.06%
Criticized nonaccrual	198	779
% of criticized nonaccrual loans to total real estate retained loans	5.16%	12.27%
Wholesale [Member] | Financial institutions [Member]
Wholesale Real Estate Loans
Retained	31,458	25,127
Wholesale Impaired Loans
With an allowance	127	579
Without an allowance	8	149
Total impaired loans	135	728
Allowance for loan losses related to impaired loans	61	165
Unpaid principal balance of impaired loans	244	918
Average impaired loans and related interest income
Impaired loans (average)	304	685	49
Wholesale [Member] | Government agencies [Member]
Wholesale Real Estate Loans
Retained	7,278	7,341
Wholesale Impaired Loans
With an allowance	22	4
Without an allowance	0	0
Total impaired loans	22	4
Allowance for loan losses related to impaired loans	14	1
Unpaid principal balance of impaired loans	30	4
Average impaired loans and related interest income
Impaired loans (average)	5	4	1
Wholesale [Member] | Other [Member]
Wholesale Real Estate Loans
Retained	63,563	42,173
Wholesale Impaired Loans
With an allowance	697	595
Without an allowance	8	12
Total impaired loans	705	607
Allowance for loan losses related to impaired loans	239	214
Unpaid principal balance of impaired loans	1,046	760
Average impaired loans and related interest income
Impaired loans (average)	884	468	120
Wholesale [Member]
Wholesale Real Estate Loans
Retained	222,510	200,077
Wholesale Impaired Loans
With an allowance	4,868	6,347
Without an allowance	618	613
Total impaired loans	5,486	6,960
Allowance for loan losses related to impaired loans	1,574	2,046
Unpaid principal balance of impaired loans	7,260	8,373
Average impaired loans and related interest income
Impaired loans (average)	$ 5,949	$ 5,349	$ 896